BASIS OF PRESENTATION AND LIQUIDITY (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Net Loss	$ (1,061,851)	$ 9,363,166	$ (9,777,695)	$ (109,023)	$ 1,487,928	$ (15,058,274)
Going Concern [Member]
Cash reserves (“Cash Reserves”)			1,100,000
Working capital deficit (“Working Capital Deficit”)			8,600,000
Losses from operations for the Current Quarter			1,200,000
Other income for the Current Quarter			200,000
Net Loss			1,100,000
NJEDA Bonds Payable (“Current Bond Liability”)			$ 3,400,000